SEGMENT REPORTING	12 Months Ended
Dec. 30, 2023
SEGMENT REPORTING
SEGMENT REPORTING

M.SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

We operate manufacturing, treating and distribution facilities internationally, but primarily in the United States. Our business segments consist of UFP Retail Solutions, UFP Packaging and UFP Construction and align with the end markets we serve. This segment structure allows for a specialized and consistent sales approach among Company operations, efficient use of resources and capital, and quicker introduction of new products and services. We manage the operations of our individual locations primarily through a market-centered reporting structure under which each location is included in a business unit and business units are included in our Retail, Packaging, and Construction segments. In the case of locations which serve multiple segments, results are allocated and accounted for by segment. Two customers, The Home Depot and Lowes, accounted for approximately 17% and 12%, respectively, of our total net sales in fiscal 2023, 15% and 11%, respectively, of our total net sales in fiscal 2022 and 16% and 10%, respectively, in 2021.

The exception to this market-centered reporting and management structure is our International segment, which comprises our Mexico, Canada, Europe, Asia, and Australia operations and sales and buying offices in other parts of the world and our Ardellis segment, which represents our wholly owned fully licensed captive insurance company based in Bermuda. Our International and Ardellis segments do not meet the quantitative thresholds in order to be separately reported and accordingly, the International and Ardellis segments have been aggregated in the “All Other” segment for reporting purposes.

“Corporate” includes purchasing, transportation, corporate ventures, and administrative functions that serve our operating segments. Operating results of Corporate primarily consist of net sales to external customers initiated by UFP Purchasing and UFP Transportation and over (under) allocated costs. The operating results of UFP Real Estate, Inc., which owns and leases real estate, and UFP Transportation Ltd., which owns, leases and operates transportation equipment, are also included in the Corporate column. Inter-company lease and service charges are assessed to our operating segments for the use of these assets and services at fair market value rates. Total assets in the Corporate column include unallocated cash and cash equivalents, certain prepaid assets, certain property, equipment and other assets pertaining to the centralized activities of Corporate, UFP Real Estate, Inc., UFP Transportation Ltd, UFP Purchasing, and UFP RMS, LLC. The tables below are presented in thousands:

	2023
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$2,886,515	$1,838,200	$2,161,059	$328,884	$3,726	$7,218,384
Intersegment net sales	565,325	83,549	96,729	268,210	(1,013,813)	—
Interest expense(1)	111	7	—	(3,020)	15,744	12,842
Amortization expense	4,566	8,849	2,904	3,488	1,520	21,327
Depreciation expense	23,943	32,996	19,546	3,994	30,084	110,563
Segment earnings before income taxes	167,955	193,563	243,357	37,573	28,793	671,241
Segment assets	781,005	798,623	621,762	364,274	1,452,133	4,017,797
Capital expenditures	52,756	52,694	56,793	1,432	16,707	180,382

	2022
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$3,650,639	$2,394,681	$3,143,868	$431,611	$5,940	$9,626,739
Intersegment net sales	392,740	78,409	110,523	421,406	(1,003,078)	—
Interest expense(1)	177	(2)	—	(1,310)	15,045	13,910
Amortization expense	4,131	6,925	3,358	4,571	514	19,499
Depreciation expense	19,898	28,191	15,364	2,992	27,618	94,063
Segment earnings before income taxes	150,165	333,087	397,446	56,813	(2,695)	934,816
Segment assets	889,417	885,878	712,837	308,688	875,253	3,672,073
Capital expenditures	55,806	55,129	54,167	3,968	5,054	174,124

	2021
				All
	Retail	Packaging	Construction	Other	Corporate	Total
Net sales to outside customers	$3,418,337	$2,148,142	$2,698,434	$362,473	$8,748	$8,636,134
Intersegment net sales	214,400	85,954	82,026	455,874	(838,254)	—
Interest expense(1)	98	12	1	184	13,519	13,814
Amortization expense	2,780	6,093	3,525	1,336	214	13,948
Depreciation expense	16,955	26,219	13,151	2,094	25,765	84,184
Segment earnings before income taxes	124,790	264,958	264,238	80,905	(8,555)	726,336
Segment assets	844,189	741,672	736,157	343,363	579,890	3,245,271
Capital expenditures	40,408	42,652	22,344	5,140	40,622	151,166

(1) Interest expense includes intercompany interest between segments.

Information regarding principal geographic areas was as follows (in thousands):

	2023		2022		2021
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$6,935,431	$779,748	$9,254,676	$770,921	$8,395,737	$679,757
Foreign	282,953	188,042	372,063	126,840	240,397	54,873
Total	$7,218,384	$967,790	$9,626,739	$897,761	$8,636,134	$734,630

The following table presents, for the periods indicated, our disaggregated net sales (in thousands) by business unit for each segment.

	2023	2022	2021
Retail
Deckorators	$309,419	$326,011	$248,765
ProWood	2,494,362	3,152,950	3,013,620
UFP Edge	81,603	168,190	148,927
Other	1,131	3,488	7,025
Total Retail	$2,886,515	$3,650,639	$3,418,337

Packaging(1)
Structural Packaging	$1,225,204	$1,716,021	$1,554,857
PalletOne	530,642	628,969	574,466
Protective Packaging	82,354	49,691	18,819
Total Packaging	$1,838,200	$2,394,681	$2,148,142

Construction
Factory Built	$718,773	$1,181,837	$1,098,905
Site Built	977,129	1,361,607	1,190,393
Commercial	265,079	336,298	259,360
Concrete Forming	200,078	264,126	149,776
Total Construction	$2,161,059	$3,143,868	$2,698,434

All Other	$328,884	$431,611	$362,473

Corporate	$3,726	$5,940	$8,748

Total Net Sales	$7,218,384	$9,626,739	$8,636,134

(1) Effective January 1, 2023, the Packaging segment established new business units as follows: Structural Packaging, PalletOne, and Protective Packaging Solutions. This change resulted in the transfer of net sales from the these geographic business units to Structural Packaging, PalletOne and Protective Packaging in 2023. Product codes have been transferred within these three business units during 2023, and prior year figures have been updated to reflect the change for comparability purposes.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total net sales by segment.

	2023	2022	2021
Value-Added
Retail	50.5%	44.9%	43.2%
Packaging	77.0%	72.0%	67.7%
Construction	83.2%	77.2%	73.0%
All Other	83.8%	76.3%	74.7%
Corporate	27.5%	44.3%	67.9%
Total	68.4%	63.4%	59.7%

Commodity-Based
Retail	49.5%	55.1%	56.8%
Packaging	23.0%	28.0%	32.3%
Construction	16.8%	22.8%	27.0%
All Other	16.2%	23.7%	25.3%
Corporate	72.5%	55.7%	32.1%
Total	31.6%	36.6%	40.3%